Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

	As of
	September 30, 2024	December 31, 2023
Accrued salaries and payroll liabilities	$141,727	$225,685
Rebate liability	40,035	31,411
Commissions	22,968	12,608
Deferred income and deposit (sublease)	4,549	4,445
Franchise tax	4,138	5,262
Accrued Interest	1,082	2,839
Other	—	10,265
Accrued expenses and other current liabilities	$214,499	$292,515

	Years Ended December 31,
	2023	2022

Accrued salaries and payroll liabilities	$225,685	$169,337
Rebate liability	31,411	26,015
Commissions	12,608	9,720
Franchise tax	5,262	400
Deferred income and deposit (sublease)	4,445	14,168
Accrued interest	2,839	222
Other	10,265	86,302
Accrued expenses and other current liabilities	$292,515	$306,164